Preferred Stock (Details Textual) (USD $)	12 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Maximum [Member]	Dec. 19, 2008 Series Preferred Stock [Member]	Feb. 29, 2012 Series Preferred Stock [Member] Minimum [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 19, 2008 Series B Preferred Stock [Member]	Dec. 19, 2008 Fixed Rate Cumulative Perpetual [Member] Series Preferred Stock [Member]
Preferred stock, shares issued	300	300						6,000
Preferred stock, liquidation per share (in dollars per share)	$ 1,000	$ 1,000		$ 1,000
Adjustments to Additional Paid in Capital, Warrant Issued						$ 300,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants						6,000,000
Preferred Stock, Dividend Rate, Percentage	5.00%		9.00%			9.00%
Proceeds from Issuance of Redeemable Preferred Stock					$ 1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.01